UNITED STATES
SECURITY AND EXCHANGE COMMISSION
WASHINGTON D.C.  20549
FORM 13F
FORM 13F COVER PAGE
Report for the Quarter Ended: December 31,2012
Check here if Amendment [ ]; Amendment Number:
This Amendment (check only one):         [ ] is a restatement
                                         [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:
                             Name:           MRM-Horizon Advisors, LLC
                                             d/b/a Mad River Investors
                             Address         84 State Street
                                             Suite 800
                                             Boston, MA  02109
                             13F File Number 028-12322

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, and that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this submission.

Person Signing this Report on Behalf of the Reporting Manager

Name:    Stephen C Carluccio
Title:   Chief Compliance Officer
Phone:   617-728-0444
Signature,			Place,			and Date of Signing
Stephen C Carluccio		Boston, MA		February 12, 2013
Report Type (Check only one):
				[X]  13F HOLDINGS Report
				[ ]  13F NOTICE
				[ ]  13F COMBINATION REPORT

List of Other Managers Reporting for the Manager

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FORM 13F SUMMARY PAGE
Report Summary
Number of Other Included Managers:	0
Form 13F Information Tabel Entry Total	32
Form 13F Information Tabel value Total	96,054,000

List of Other Included Managers:

NONE

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FORM 13F INFORMATIONAL TABLE


                                    TITLE OF                 VALUE    SHARE/   SH/  PUT/   INVSTMT  OTHER    VOTING AUTHORITY
  NAME OF ISSUER                     CLASS      CUSIP       X 1000   PRN AMT   PRN  CALL   DSCRERT  MNGRS  SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------

AUTONATION INC                      COM        05329W102     4,105    103,400                                          103,400
BERKSHIRE HATHAWAY INC DEL          CL B       084670702     4,431     49,400                                           49,400
BROOKFIELD ASSET MGMT INC           CL A       112585104     3,041     82,962                                           82,962
BROOKFIELD RESIDENTIAL PPTYS        COM        11283W104     2,276    126,850                                          126,850
CBOE HLDGS INC                      COM        12503M108     3,195    108,450                                          108,450
CME GROUP INC                       COM        12572Q105       421      8,300                                            8,300
CONTINENTAL RESOURCES INC           COM        212015101     2,409     32,775                                           32,775
DISH NETWORK CORP                   CL A       25470M109     1,559     42,825                                           42,825
DREAMWORKS ANIMATION SKG INC        CL A       26153C103     2,616    153,950                                          153,950
GENERAL GROWTH PPTYS INC NEW        COM        370023103     4,760    239,774                                          239,774
GREENLIGHT CAPITAL RE LTD           CL A       G4095J109     3,417    147,750                                          147,750
HOWARD HUGHES CORP                  COM        44267D107     6,842     93,699                                           93,699
IAC INTERACTIVECORP                 COM        44919P508     1,338     28,325                                           28,325
ICAHN ENTERPRISES LP                LP         451100101     4,415    101,217                                          101,217
JARDEN CORP                         COM        471109108     1,457     28,175                                           28,175
LMP CORPORATE LN FD INC             COM        50208B100       167     12,900                                           12,900
LAS VEGAS SANDS CORP                COM        517834107     1,581     34,240                                           34,240
LENNAR CORP                         CL A       526057104     3,959    102,375                                          102,375
LEUCADIA NATL CORP                  COM        527288104     2,923    146,778                                          146,778
LIBERTY MEDIA CORPORATION           COM A      530322106     9,658     83,252                                           83,252
LIBERTY INTERACTIVE CORP            COM A      53071M104     3,102    157,600                                          157,600
LIBERTY INTERACTIVE CORP            COM A      53071M880     4,744     70,005                                           70,005
LIVE NATION ENTERTAINMENT IN        COM        538034109     1,519    161,500                                          161,500
MCEWEN MNG INC                      COM        58039P107       781    203,817                                          203,817
NOVO-NORDISK A S                    ADR        670100205     1,760     10,785                                           10,785
PENNEY J C INC                      COM        708160106     1,360     69,000                                           69,000
ROUSE PPTYS INC                     COM        779287101     6,064    358,372                                          358,372
SEARS HLDGS CORP                    COM        812350106     3,260     78,365                                           78,365
SEARS HOMETOWN & OUTLET STOR        COM        812362101     1,834     56,315                                           56,315
WENDYS CO                           COM        95058W100     4,009    852,950                                          852,950
WINTHROP RLTY TR                    SH         976391300     2,097    189,800                                          189,800
WYNN RESORTS LTD                    COM        983134107       954      8,485                                            8,485


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